Common Stock (Details 5) - $ / shares	3 Months Ended		12 Months Ended
	May 31, 2022	May 31, 2021	Feb. 28, 2022	Feb. 28, 2021
Offsetting Assets [Line Items]
Unvested stock option,weighted average exercise price, granted	$ 6.46	$ 6.46	$ 6.46
Equity Option [Member]
Offsetting Assets [Line Items]
Number of unvested stock option, beginning balance	3,636,500
Unvested stock option,weighted average exercise price, beginning balance	$ 6.46
Number of unvested stock option, granted			4,545,500
Unvested stock option,weighted average exercise price, granted			$ 6.46
Number of unvested stock option, vested			(909,000)
Unvested stock option,weighted average exercise price, vested			$ 6.46
Number of unvested stock option, vested			909,000
Number of unvested stock option, ending balance	3,636,500		3,636,500
Unvested stock option,weighted average exercise price, ending balance	$ 6.46		$ 6.46
Unvested stock option,weighted average exercise price, granted			$ 6.46
Number of unvested stock option, cancelled/forfeited
Unvested stock option,weighted average exercise price, cancelled/forfeited